Loan Servicing Assets - Summary of Mortgage Servicing Rights (Detail) - Mortgage Servicing Assets [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Beginning of year servicing rights:	$ 1,723	$ 1,850	$ 2,125
Amounts capitalized	3,366	694	388
Amortization	(1,132)	(821)	(663)
End of year	$ 3,957	$ 1,723	$ 1,850